Stock Based Compensation (Details 1) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Options - Outstanding - Beginning balance	4,076,145	3,909,300	3,578,520
Options - Granted	498,501	536,429	579,552
Options - Exercised	0	0	0
Options - Forfeited or lapsed	(214,301)	(369,584)	(248,772)
Options - Outstanding - Ending balance	4,360,345	4,076,145	3,909,300
Options - Exercisable	3,468,725	2,965,998	2,515,660
Weighted Average Exercise - Outstanding - Beginning balance	$ 1.70	$ 1.85	$ 1.97
Weighted Average Exercise - Granted	$ 0.12	$ 1.13	$ 1.22
Weighted Average Exercise - Exercised	$ 0	$ 0	$ 0
Weighted Average Exercise - Forfeited or lapsed	$ 2.91	$ 2.45	$ 2.17
Weighted Average Exercise - Outstanding - Ending balance	$ 1.48	$ 1.70	$ 1.85
Weighted Average Exercise - Exercisable	$ 1.69	$ 1.90	$ 2.12
Weighted Average, Fair Value - Outstanding - Beginning balance	$ 0.56	$ 0.64	$ 0.70
Weighted Average, Fair Value - Granted	$ 0.08	$ 0.15	$ 0.30
Weighted Average, Fair Value - Exercised	$ 0	$ 0	$ 0
Weighted Average, Fair Value - Forfeited or lapsed	$ 0.79	$ 0.82	$ 0.68
Weighted Average, Fair Value - Outstanding - Ending balance	$ 0.55	$ 0.56	$ 0.64
Weighted Average, Fair Value - Exercisable	$ 0.58	$ 0.65	$ 0.77
Weighted Average, Remaining Life (years) - Outstanding	3 years 4 months 24 days	3 years 9 months 18 days	4 years 2 months 12 days
Weighted Average, Remaining Life (years) - Granted	5 years
Weighted Average, Remaining Life (years) - Exercisable	2 years 9 months 18 days	3 years	3 years 2 months 12 days
Aggregate Intrinsic Value - Outstanding	$ 0	$ 0
Aggregate Intrinsic Value - Outstanding	0	0	0
Aggregate Intrinsic Value - Exercisable	$ 0	$ 0	$ 0